IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Portfolio Market Risk Measures

TABLE 29:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended
	January 31 2020					October 31 2019	January 31 2019
	As at	Average	High		Low	Average	Average
Interest rate risk	$19.2	$13.8	$22.8		$8.4	$8.0	$12.9
Credit spread risk	10.5	9.5	12.2		6.9	11.0	19.7
Equity risk	5.7	6.9	9.4		5.7	6.2	7.1
Foreign exchange risk	2.4	4.4	6.9		2.4	2.7	6.5
Commodity risk	1.4	2.0	3.0		1.4	1.7	2.6
Idiosyncratic debt specific risk	21.3	14.5	22.5		10.9	13.1	20.2

Diversification effect[1]	(32.6)	(31.6)	n/m	[2]	n/m	(25.4)	(41.4)
Total Value-at-Risk (one-day)	27.9	19.5	28.8		15.1	17.3	27.6
Stressed Value-at-Risk (one-day)	54.1	44.9	55.2		31.3	43.7	60.5
Incremental Risk Capital Charge (one-year)	$239.5	$209.8	$246.1		$164.8	$224.5	$232.6

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Sensitivity of After-tax Economic Value at Risk by Currency

TABLE 30:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)								As at
					January 31, 2020		October 31, 2019
	EVE Sensitivity			NII[1] Sensitivity			EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(259)	$(1,762)	$(2,021)	$490	$419	$909	$(1,832)	$890

100 bps decrease in rates	118	685	803	(604)	(678)	(1,282)	618	(1,231)

[1]	Represents the 12-month NII exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency

TABLE 31:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1,2]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
						January 31, 2020
Cash and due from banks	$3,949	$–	$3,949	1%	$609	$3,340
Canadian government obligations	10,379	82,740	93,119	14	61,653	31,466
National Housing Act Mortgage-Backed Securities (NHA MBS)	37,342	15	37,357	5	3,635	33,722
Provincial government obligations	16,433	26,410	42,843	6	33,597	9,246
Corporate issuer obligations	12,159	3,745	15,904	2	4,145	11,759
Equities	14,139	3,160	17,299	3	12,181	5,118

Other marketable securities and/or loans	2,833	279	3,112	–	1,075	2,037
Total Canadian dollar-denominated	97,234	116,349	213,583	31	116,895	96,688
Cash and due from banks	27,078	–	27,078	4	52	27,026
U.S. government obligations	37,568	54,566	92,134	13	45,339	46,795
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	62,612	10,895	73,507	11	20,488	53,019
Other sovereign obligations	45,605	47,966	93,571	14	37,206	56,365
Corporate issuer obligations	83,640	2,083	85,723	13	6,126	79,597
Equities	52,664	39,361	92,025	13	44,596	47,429

Other marketable securities and/or loans	5,576	13	5,589	1	382	5,207
Total non-Canadian dollar-denominated	314,743	154,884	469,627	69	154,189	315,438
Total	$411,977	$271,233	$683,210	100%	$271,084	$412,126

						October 31, 2019
Cash and due from banks	$5,140	$–	$5,140	1%	$566	$4,574
Canadian government obligations	13,872	77,275	91,147	14	56,337	34,810
NHA MBS	38,138	15	38,153	6	3,816	34,337
Provincial government obligations	15,679	25,151	40,830	6	31,287	9,543
Corporate issuer obligations	11,149	3,623	14,772	2	3,882	10,890
Equities	13,636	2,770	16,406	3	11,225	5,181

Other marketable securities and/or loans	2,512	311	2,823	–	1,078	1,745
Total Canadian dollar-denominated	100,126	109,145	209,271	32	108,191	101,080
Cash and due from banks	19,225	–	19,225	3	33	19,192
U.S. government obligations	34,103	47,803	81,906	13	37,367	44,539
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	58,222	11,873	70,095	11	20,939	49,156
Other sovereign obligations	47,854	49,304	97,158	15	39,500	57,658
Corporate issuer obligations	84,835	1,856	86,691	13	7,070	79,621
Equities	40,550	34,607	75,157	12	39,403	35,754

Other marketable securities and/or loans	4,658	667	5,325	1	712	4,613
Total non-Canadian dollar-denominated	289,447	146,110	435,557	68	145,024	290,533
Total	$389,573	$255,255	$644,828	100%	$253,215	$391,613

[1]	Positions stated include gross asset values pertaining to securities financing transactions.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

TABLE 32:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	January 31 2020	October 31 2019
The Toronto-Dominion Bank (Parent)	$136,556	$139,550
Bank subsidiaries	245,138	228,978

Foreign branches	30,432	23,085
Total	$412,126	$391,613

Summary of Deposit Funding

TABLE 39:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	January 31 2020	October 31 2019
P&C deposits – Canadian Retail	$390,736	$382,252
P&C deposits – U.S. Retail	370,595	360,761
Other deposits	23	23
Total	$761,354	$743,036

Summary of Remaining Contractual Maturity

TABLE 42:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	January 31, 2020
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,067	$6	$–	$–	$–	$–	$–	$–	$–	$5,073
Interest-bearing deposits with banks	31,682	795	639	–	–	–	–	–	941	34,057
Trading loans, securities, and other[1]	1,790	4,633	5,407	1,951	4,127	16,500	24,035	24,417	79,615	162,475
Non-trading financial assets at fair value through profit or loss	317	105	672	64	307	1,987	1,759	1,483	478	7,172
Derivatives	6,186	5,092	3,338	2,645	2,320	5,045	8,410	12,568	–	45,604
Financial assets designated at fair value through profit or loss	331	56	190	113	30	505	2,174	215	–	3,614
Financial assets at fair value through other comprehensive income	1,981	3,375	6,844	6,228	3,580	23,394	31,366	28,526	2,578	107,872
Debt securities at amortized cost, net of allowance for credit losses	692	1,220	1,447	741	2,091	8,185	51,202	69,277	(1)	134,854
Securities purchased under reverse repurchase agreements[2]	101,815	39,711	16,816	4,348	2,733	59	313	–	–	165,795
Loans
Residential mortgages	792	4,879	10,523	12,560	9,501	34,837	126,554	38,914	–	238,560
Consumer instalment and other personal	3,812	2,998	3,833	4,037	4,811	15,727	74,053	16,759	54,473	180,503
Credit card	–	–	–	–	–	–	–	–	37,169	37,169

Business and government	24,897	5,433	10,195	8,167	7,997	20,354	80,957	60,888	22,729	241,617

Total loans	29,501	13,310	24,551	24,764	22,309	70,918	281,564	116,561	114,371	697,849

Allowance for loan losses	–	–	–	–	–	–	–	–	(4,683)	(4,683)

Loans, net of allowance for loan losses	29,501	13,310	24,551	24,764	22,309	70,918	281,564	116,561	109,688	693,166
Customers' liability under acceptances	11,895	2,212	48	–	–	–	–	–	–	14,155
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	9,456	9,456
Goodwill[3]	–	–	–	–	–	–	–	–	17,047	17,047
Other intangibles[3]	–	–	–	–	–	–	–	–	2,422	2,422
Land, buildings, equipment, and other depreciable assets[3,4]	2	4	6	6	9	46	325	4,044	5,182	9,624
Deferred tax assets	–	–	–	–	–	–	–	–	1,803	1,803
Amounts receivable from brokers, dealers, and clients	26,338	–	–	–	–	–	–	–	–	26,338

Other assets	2,092	3,834	237	107	112	129	146	1,441	8,804	16,902
Total assets	$219,689	$74,353	$60,195	$40,967	$37,618	$126,768	$401,294	$258,532	$238,013	$1,457,429

Liabilities
Trading deposits	$2,659	$5,454	$4,238	$3,372	$3,177	$2,948	$3,910	$1,586	$–	$27,344
Derivatives	5,231	5,271	2,991	1,950	2,574	4,713	8,816	13,989	–	45,535
Securitization liabilities at fair value	207	412	557	387	511	1,843	7,257	1,908	–	13,082
Financial liabilities designated at fair value through profit or loss	18,084	31,780	29,253	27,149	5,192	570	–	12	–	112,040
Deposits[5,6]
Personal	5,861	9,590	9,621	7,584	7,702	9,424	9,457	24	459,392	518,655
Banks	6,956	944	482	7	7	–	3	7	8,817	17,223

Business and government	17,468	15,839	12,520	10,696	8,827	32,116	45,105	4,888	225,080	372,539

Total deposits	30,285	26,373	22,623	18,287	16,536	41,540	54,565	4,919	693,289	908,417
Acceptances	11,895	2,212	48	–	–	–	–	–	–	14,155
Obligations related to securities sold short[1]	466	1,152	1,849	1,041	639	4,061	11,596	15,466	1,218	37,488
Obligations related to securities sold under repurchase agreements[2]	108,453	14,878	2,501	269	143	52	–	–	–	126,296
Securitization liabilities at amortized cost	–	1,275	355	343	1,052	1,386	6,691	2,988	–	14,090
Amounts payable to brokers, dealers, and clients	28,162	–	–	–	–	–	–	–	–	28,162
Insurance-related liabilities	247	346	354	280	284	963	1,625	898	1,980	6,977
Other liabilities[4]	2,846	1,752	1,548	280	2,524	1,914	1,903	5,122	6,441	24,330

Subordinated notes and debentures	–	–	–	–	–	–	–	10,711	–	10,711

Equity	–	–	–	–	–	–	–	–	88,802	88,802
Total liabilities and equity	$208,535	$90,905	$66,317	$53,358	$32,632	$59,990	$96,363	$57,599	$791,730	$1,457,429
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$17,833	$21,339	$16,232	$12,480	$16,386	$28,516	$111,912	$5,828	$1,300	$231,826
Other commitments[9]	52	114	186	150	212	652	1,015	1,217	–	3,598

Unconsolidated structured entity commitments	–	680	1,438	506	456	–	–	–	–	3,080
Total off-balance sheet commitments	$17,885	$22,133	$17,856	$13,136	$17,054	$29,168	$112,927	$7,045	$1,300	$238,504
[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in 'less than 1 month' category.
[3]	Certain non-financial assets have been recorded as having 'no specific maturity'.
[4]	Upon adoption of IFRS 16, ROU assets recognized are included in 'Land, buildings, equipment, and other depreciable assets' and lease liabilities recognized are included in 'Other liabilities'.
[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[6]

Includes $39 billion of covered bonds with remaining contractual maturities of $2 billion in 'over 1 month to 3 months', $2 billion in 'over 3 months to 6 months', $1 billion in 'over 9 months to 1 year', $15 billion in 'over 1 to 2 years', $16 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[7]	Includes $344 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.
[9]	Includes various purchase commitments as well as commitments for leases not yet commenced.

TABLE 42:  REMAINING CONTRACTUAL MATURITY (continued)[1]

(millions of Canadian dollars)	As at

	October 31, 2019
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,857	$6	$–	$–	$–	$–	$–	$–	$–	$4,863
Interest-bearing deposits with banks	23,412	1,137	77	–	–	–	–	–	957	25,583
Trading loans, securities, and other[2]	1,197	3,990	3,916	3,171	2,873	15,672	25,939	19,014	70,228	146,000
Non-trading financial assets at fair value through profit or loss	147	2	37	668	314	1,301	1,803	1,488	743	6,503
Derivatives	5,786	8,472	3,255	2,109	2,222	5,610	8,652	12,788	–	48,894
Financial assets designated at fair value through profit or loss	195	696	156	82	83	404	1,725	699	–	4,040
Financial assets at fair value through other comprehensive income	1,431	3,818	4,161	6,339	6,426	18,205	40,289	28,594	1,841	111,104
Debt securities at amortized cost, net of allowance for credit losses	1,878	5,233	2,254	1,050	764	8,791	45,127	65,401	(1)	130,497
Securities purchased under reverse repurchase agreements[3]	98,904	34,839	24,000	6,331	1,765	44	52	–	–	165,935
Loans
Residential mortgages	2,006	5,595	8,013	9,832	11,719	34,029	101,591	62,855	–	235,640
Consumer instalment and other personal	850	1,819	3,170	3,620	3,544	17,256	61,736	28,236	60,103	180,334
Credit card	–	–	–	–	–	–	–	–	36,564	36,564

Business and government	29,460	5,573	7,970	9,496	8,830	21,078	71,071	61,266	21,773	236,517

Total loans	32,316	12,987	19,153	22,948	24,093	72,363	234,398	152,357	118,440	689,055

Allowance for loan losses	–	–	–	–	–	–	–	–	(4,447)	(4,447)

Loans, net of allowance for loan losses	32,316	12,987	19,153	22,948	24,093	72,363	234,398	152,357	113,993	684,608
Customers' liability under acceptances	11,127	2,211	152	4	–	–	–	–	–	13,494
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	9,316	9,316
Goodwill[4]	–	–	–	–	–	–	–	–	16,976	16,976
Other intangibles[4]	–	–	–	–	–	–	–	–	2,503	2,503
Land, buildings, equipment, and other depreciable assets[4]	–	–	–	–	–	–	–	–	5,513	5,513
Deferred tax assets	–	–	–	–	–	–	–	–	1,799	1,799
Amounts receivable from brokers, dealers, and clients	20,575	–	–	–	–	–	–	–	–	20,575

Other assets	2,548	1,391	2,830	168	103	169	157	97	9,624	17,087
Total assets	$204,373	$74,782	$59,991	$42,870	$38,643	$122,559	$358,142	$280,438	$233,492	$1,415,290

Liabilities
Trading deposits	$5,837	$3,025	$4,166	$2,606	$3,185	$2,430	$4,014	$1,622	$–	$26,885
Derivatives	7,180	7,968	3,603	2,062	1,763	5,546	8,148	13,781	–	50,051
Securitization liabilities at fair value	–	668	412	494	387	1,656	7,499	1,942	–	13,058
Financial liabilities designated at fair value through profit or loss	22,193	25,370	15,799	20,496	20,907	356	1	9	–	105,131
Deposits[5,6]
Personal	5,218	8,990	9,459	7,691	7,583	9,374	9,670	21	445,424	503,430
Banks	6,771	1,459	150	1	6	–	3	7	8,354	16,751

Business and government[7]	18,576	10,049	7,569	10,482	10,670	34,130	46,188	7,594	221,538	366,796

Total deposits	30,565	20,498	17,178	18,174	18,259	43,504	55,861	7,622	675,316	886,977
Acceptances	11,127	2,211	152	4	–	–	–	–	–	13,494
Obligations related to securities sold short[2]	384	654	398	819	1,171	3,351	9,882	12,115	882	29,656
Obligations related to securities sold under repurchase agreements[3]	101,856	20,224	2,993	694	30	47	12	–	–	125,856
Securitization liabilities at amortized cost	–	513	1,274	355	342	2,098	6,586	2,918	–	14,086
Amounts payable to brokers, dealers, and clients	23,746	–	–	–	–	–	–	–	–	23,746
Insurance-related liabilities	190	315	388	330	318	940	1,612	874	1,953	6,920
Other liabilities[8]	2,845	3,142	1,334	1,293	641	3,339	1,663	138	6,609	21,004

Subordinated notes and debentures	–	–	–	–	–	–	–	10,725	–	10,725

Equity	–	–	–	–	–	–	–	–	87,701	87,701
Total liabilities and equity	$205,923	$84,588	$47,697	$47,327	$47,003	$63,267	$95,278	$51,746	$772,461	$1,415,290
Off-balance sheet commitments
Credit and liquidity commitments[9,10]	$19,388	$21,652	$18,391	$13,537	$12,034	$27,207	$111,281	$5,856	$1,294	$230,640
Operating lease commitments[11]	82	165	250	247	244	936	2,332	3,365	–	7,621
Other purchase obligations	82	182	185	206	177	753	1,031	556	–	3,172

Unconsolidated structured entity commitments	408	793	1,360	461	97	81	–	–	–	3,200
Total off-balance sheet commitments	$19,960	$22,792	$20,186	$14,451	$12,552	$28,977	$114,644	$9,777	$1,294	$244,633

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	Certain contracts considered short-term are presented in 'less than 1 month' category.
[4]	Certain non-financial assets have been recorded as having 'no specific maturity'.
[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[6]

Includes $40 billion of covered bonds with remaining contractual maturities of $1 billion in less than 1 month, $2 billion in over 3 months to 6 months, $2 billion in over 6 months to 9 months, $14 billion in 'over 1 to 2 years', $18 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[7]

On June 30, 2019, TD Capital Trust IV redeemed all of the outstanding $550 million TD Capital Trust IV Notes – Series 1 at a redemption price of 100% of the principal amount plus any accrued and unpaid interest payable on the date of redemption.

[8]

Includes $83 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $4 million in '1 month to 3 months', $5 million in '3 months to 6 months', $5 million in '6 months to 9 months', $5 million in '9 months to 1 year', $22 million in 'over 1 to 2 years', $39 million in 'over 2 to 5 years', and $1 million in 'over 5 years'.

[9]	Includes $374 million in commitments to extend credit to private equity investments.
[10]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.
[11]	Includes rental payments, related taxes, and estimated operating expenses.